Fair Value of Warrants - Assumptions Used in Computing Fair Value of Derivative Warrants (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2012 Debt Guarantee	Mar. 31, 2013 Debt Guarantee	Dec. 31, 2012 Debt Guarantee	Dec. 31, 2011 Debt Guarantee	Mar. 31, 2012 Debt Guarantee Warrants Issued	Dec. 31, 2012 Debt Guarantee Warrants Issued	Dec. 31, 2011 Debt Guarantee Warrants Issued	Dec. 31, 2010 Debt Guarantee Warrants Issued	Mar. 31, 2013 Series B	Dec. 31, 2012 Series B	Dec. 31, 2011 Series B	Dec. 31, 2010 Series B Warrants Issued	Mar. 31, 2013 Consulting	Dec. 31, 2012 Consulting	Dec. 31, 2011 Consulting	Dec. 31, 2011 Consulting Warrants Issued	Dec. 31, 2010 Consulting Warrants Issued	Mar. 31, 2013 Financing	Dec. 31, 2012 Financing	Dec. 31, 2011 Financing	Mar. 31, 2013 Financing Warrants Issued	Mar. 31, 2012 Financing Warrants Issued	Dec. 31, 2012 Financing Warrants Issued	Dec. 31, 2011 Financing Warrants Issued	Dec. 31, 2011 Series A
Changes In Fair Value Of Warrants [Line Items]
Exercise Price	$ 9.60	$ 13.76	$ 9.60	$ 25.85	$ 42.50	$ 9.60	$ 32.45	$ 25.00	$ 9.70	$ 9.60	$ 25.00	$ 25.00	$ 9.70	$ 9.60	$ 16.25	$ 25.00	$ 13.65	$ 13.06	$ 9.60	$ 32.25	$ 13.34	$ 42.50	$ 23.69	$ 32.25	$ 4.00
Exercise Price			$ 28.78
Expected life (years)	2 years 7 months 28 days	2 years 4 months 21 days	2 years 7 months 28 days	3 years 3 months 4 days	4 years 8 months 23 days	4 years 7 months 28 days	5 years	5 years 5 months 1 day	2 years 8 months 1 day	2 years 11 months 1 day	3 years 11 months 1 day	5 years	2 years 2 months 23 days	2 years 5 months 23 days	3 years 5 months 23 days	5 years	5 years	6 years 6 months 4 days	6 years 7 months 28 days	4 years 6 months 22 days	9 years 9 months 11 days	4 years 9 months 26 days	6 years 9 months 22 days	5 years 4 days	9 months 29 days
Expected volatility	67.71%	65.58%	67.71%	76.53%	80.47%	80.05%	77.35%	79.37%	60.66%	61.44%	81.59%	80.22%	63.61%	63.29%	81.87%	78.45%	81.12%	69.11%	73.38%	79.40%	74.70%	79.41%	77.74%	78.45%	64.13%
Risk-free interest rate	0.37%	0.32%	0.37%	0.51%	0.90%	0.82%	1.76%	1.60%	0.36%	0.36%	0.36%	1.51%	0.26%	0.28%	0.47%	2.07%	2.59%	1.12%	1.06%	0.83%	1.95%	0.83%	1.19%	1.59%	0.12%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%